Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended						3 Months Ended		12 Months Ended
	Nov. 05, 2019	Mar. 04, 2020	Oct. 22, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 29, 2019	Mar. 23, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 14, 2020	Aug. 09, 2019
Commitments and Contingencies (Textual)
Consulting fee commitment										$ 100,000			$ 348,853
Operating lease tenant improvement allowance										1,352,790
Operating lease expense								$ 594,244	$ 612,414	2,659,308	$ 2,523,075
Payment for investment								1,500,000		3,500,000
Balance in escrow account								$ 5,000,000		$ 3,650,000
Operating leases, description						On March 29, 2019, AEM entered into a 167-month operating lease for approximately 25,000 square feet of space located in Irvine, California (the "New Irvine Lease") with respect to its operations. On June 15, 2019, the New Irvine Lease was amended to reduce the leased space to approximately 15,000 square feet. On August 9, 2019 the lease was assigned to WPT. The initial base rent pursuant to the lease, as amended, is $39,832 per month, increasing to $58,495 per month over the term of the lease. Lease payments under the New Irvine Lease began on November 1, 2019. The New Irvine Lease also provides for a tenant improvement allowance of up to $1,352,790.	Allied Esports entered into a non-cancellable operating lease for 30,000 square feet of event space in Las Vegas, Nevada, for the purpose of hosting Esports activities (the "Las Vegas Lease"). As part of the Las Vegas Lease, Allied Esports committed to build leasehold improvements to repurpose the space for Esports events prior to March 23, 2018, the day the Arena opened to the public (the "Commencement Date"). Initial lease terms are for minimum monthly payments of $125,000 for 60 months with an option to extend for an additional 60 months at $137,500 per month. Additional annual tenant obligations are estimated at $2 per square foot for Allied Esports' portion of real estate taxes and $5 per square foot for common area maintenance costs. Lease payments began at the Commencement Date. The aggregate base rent payable over the lease term will be recognized on a straight-line basis.
Agreement, description								The Simon Agreement and the related Escrow Agreement, as amended, permitted Simon to request the return of any funds remaining in escrow if the parties did not agree on the 2020 spending plan by March 8, 2020. On March 18, 2020, as the COVID-19 pandemic accelerated in the United States, Simon notified the escrow agent that the parties had not agreed on a 2020 spending plan and requested the return of the remaining funds in the escrow account. The escrow agent returned the remaining $3,650,000 to Simon on March 26, 2020.		The Company assumed the obligations under an employment agreement (the "WPT CEO Agreement") with the chief executive officer of WPT (the "WPT CEO"), which expires on January 25, 2022 and is renewable upon the agreement of the parties. The WPT CEO Agreement provides for a base salary of not less than $400,000, of which $315,000 is allocated to his employment and $85,000 is allocated to consultancy and board compensation and is payable to a consulting company of which the WPT CEO is a member (the "Consulting Company."). The WPT CEO agreement also provides for annual performance bonuses based upon reaching certain EBITDA performance objectives. Further, pursuant to the terms of the WPT CEO Agreement, the WPT CEO is entitled to a profitability payment of up to $1.5 million in the event the WPT business reduces its losses or becomes profitable during the term of the WPT Agreement.
Share Purchase Agreement [Member]
Commitments and Contingencies (Textual)
Shares of common stock to an investor												758,725
Deferred Production Costs [Member]
Commitments and Contingencies (Textual)
Operating lease expense capitalized								$ 96,278	107,518	$ 385,113	385,113
General and Administrative Expense [Member]
Commitments and Contingencies (Textual)
Operating lease expense								185,465	192,395	923,056	773,568
Cost of Revenues [Member] | In-person [Member]
Commitments and Contingencies (Textual)
Operating lease expense										1,351,139	$ 1,364,394
Deferred Production Costs [Member] | In-person [Member]
Commitments and Contingencies (Textual)
Operating lease expense included in cost of sales								312,501	$ 312,501
Chief Executive Officer [Member]
Commitments and Contingencies (Textual)
Restricted stock granted, shares	17,668
Restricted stock granted, value	$ 100,000
Agreement provides for base salary	$ 300,000
Simon Agreement [Member]
Commitments and Contingencies (Textual)
Balance in escrow account								4,950,000		3,650,000
Investment agreements cash			$ 1,300,000
TV Azteca [Member]
Commitments and Contingencies (Textual)
Payment for investment		$ 1,500,000		$ 3,500,000
Obligation to be paid March 1, 2020										1,500,000
Obligation to be paid March 1, 2021								1,000,000		1,000,000
Obligation to be paid March 1, 2022								1,000,000		1,000,000
Investment agreements purchased shares					742,692
Investment agreements common stock value					$ 5,000,000			$ 7,000,000		$ 7,000,000